Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 1,426	$ 1,015	$ 1,003
Items not involving current cash flows	708	826	729
Profit loss after adjustment of non cash items	2,134	1,841	1,732
Changes in non-cash operating assets and liabilities	72	(631)	146
Cash provided from operating activities	2,206	1,210	1,878
INVESTMENT ACTIVITIES
Fixed asset additions	(1,274)	(1,236)	(746)
Purchase of subsidiaries	(525)	(120)	(106)
Increase in investments and other assets	(122)	(196)	(149)
Deconsolidation of E-Car			(91)
Disposal of facilities		112	30
Proceeds from disposition	106	168	244
Cash used for investment activities	(1,815)	(1,272)	(818)
FINANCING ACTIVITIES
Increase in bank indebtedness	42	38	12
Repayments of debt	(309)	(47)	(105)
Issues of debt	348	146	36
Issues of Common Shares	14	59	48
Settlement of stock options	(19)	(30)	(12)
Repurchase of Common Shares	(40)	(407)	(23)
Contribution to subsidiaries by non-controlling interests		20
Dividends paid	(252)	(236)	(100)
Cash used for financing activities	(216)	(457)	(444)
Effect of exchange rate changes on cash and cash equivalents	22	(37)	(5)
Net increase (decrease) in cash and cash equivalents during the year	197	(556)	611
Cash and cash equivalents, beginning of year	1,325	1,881	1,270
Cash and cash equivalents, end of year	1,522	1,325	1,881
Common Class B [Member]
FINANCING ACTIVITIES
Repurchase of Common Shares			$ (300)